Project advances	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Project advances
9	Project advances

	2021	2020
Current	3,199	1,277
Non-current	736	495

Project advances	3,935	1,772

Project advances represent recoverable advances relating to the development process of new investment funds or to the capture of non-capitalized
investment funds. In both cases, the amounts are subject to reimbursement as provided for in the respective agreements between the Group and investors.
The balance recorded as
non-current
assets corresponds to projects related to investment funds still in the structuring stage.